Noncontrolling Interests (Effect on MUFG's Shareholders' Equity from Changes in Ownership of Subsidiaries) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Noncontrolling Interest [Abstract]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 616,542	¥ 553,251
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	6,094	36
Net transfers from the noncontrolling interest shareholders	6,094	36
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 622,636	¥ 553,287